Financial Risk and Capital Management (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Foreign Exchange Risk [Member]
Statement [Line Items]
Percentage of reasonably possible change in exchange rate	1.00%
Value at risk	$ 2,321	$ 1,188
Interest Rate Risk [Member]
Statement [Line Items]
Percentage of reasonably possible change in market interest rates	1.00%